Composition of Net Loans (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	$ 325,612,000	$ 307,716,000
Business loans	39,368,000	57,121,000
Consumer loans	26,515,000	27,831,000
Total Gross Loans	391,495,000	392,668,000
Unearned income	(535,000)	(485,000)
Allowance for loan losses	(6,542,326)	(8,077,499)	(6,954,269)	(6,681,412)
Loans, net	384,417,508	384,104,766
Land Development and Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	43,233,000	27,224,000
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	26,463,000	29,634,000
1-4 Family Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	104,170,000	105,489,000
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	151,746,000	145,369,000
Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	38,333,000	55,813,000
Farm Production and other Farm Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	1,035,000	1,308,000
Credit Cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	1,075,000	1,087,000
Other Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	$ 25,440,000	$ 26,744,000